Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 6b

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	20000003		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE XXX Disaster Declaration Date: XX/XX/XXXX	Verified stated defect. Roof was damaged from Hurricane XXXX and estimated repairs exceed $20k. Repairs were completed based on the letter provided by Lender.				Reviewer Comment (2023-06-06): New BPO provided, still shows tarp on roof of outbuilding. Unable to confirm property condition. Reviewer Comment (2023-02-20): Stated defect. Seller Comment (2023-02-17): Letter on time of completion Seller Comment (2023-02-17): Email on repair attached.				3	C	C	C	C	C	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	C		A		N/A	No